RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) GWh Bcf MMBbls	Dec. 31, 2018 USD ($) GWh Bcf MMBbls	Dec. 31, 2019 USD ($)
Commodities | Power | Purchases
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	492	23,865
Commodities | Power | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	2,089	17,689
Commodities | Natural Gas | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	14	44
Commodities | Natural Gas | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	22	56
Commodities | Liquids | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	39	59
Commodities | Liquids | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	53	79
Foreign exchange
Derivative [Line Items]
Notional amount	$ 800	$ 3,862	$ 3,153
Interest rate
Derivative [Line Items]
Notional amount | $		$ 1,650	$ 1,600